Income Taxes (Scheduled Expiration Dates Of Net Operating Loss And Tax Credit Carryforwards) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Operating Loss Carryforwards [Line Items]
U.S. federal and non-U.S. NOLs	$ 773
State taxing jurisdiction NOLs	311
U.S. federal, non- U.S. and state tax credit carryforwards	618
State capital loss carryforwards	25
Total	1,727
2012 Through 2021 [Member]
Operating Loss Carryforwards [Line Items]
U.S. federal and non-U.S. NOLs	15
State taxing jurisdiction NOLs	152
U.S. federal, non- U.S. and state tax credit carryforwards	166
State capital loss carryforwards	25
Total	358
2022 Through 2031 [Member]
Operating Loss Carryforwards [Line Items]
U.S. federal and non-U.S. NOLs	414
State taxing jurisdiction NOLs	159
U.S. federal, non- U.S. and state tax credit carryforwards	81
State capital loss carryforwards	0
Total	654
Indefinite [Member]
Operating Loss Carryforwards [Line Items]
U.S. federal and non-U.S. NOLs	344
State taxing jurisdiction NOLs	0
U.S. federal, non- U.S. and state tax credit carryforwards	371
State capital loss carryforwards	0
Total	$ 715